Capital Structure	12 Months Ended
Dec. 31, 2016
Capital Structure
Capital Structure

20. Capital Structure

Issuance of convertible senior notes

        On March 17, 2014, the Company completed a public offering of 1,140,000 ADSs by certain of the Company's selling shareholders, representing 2,280,000 ordinary shares, at a public offering price of US143.74 per ADS, and US$550,000 (approximate RMB3,818,650) aggregate principal amount of the Company's 1.50% convertible senior notes due 2019. Concurrently, the underwriters exercised in full the option to purchase an aggregate of 171,000 additional ADSs from certain selling shareholders at the public offering price of the offering and up to an additional US$82,500 (approximate RMB572,798) aggregate principal amount of the Company's 1.50% convertible senior notes due 2019.

Dual-class share structure

        On September 15, 2014, the Company's shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company's authorized share capital was reclassified and re-designated into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to ten votes on all matters that are subject to shareholder vote. Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right. The holders of the Group's ordinary shares are entitled to such dividends as may be declared by the board of directors subject to the Companies Law. The computation of net earnings per Class A ordinary shares and Class B ordinary shares have been adjusted retroactively for all periods presented to reflect this change. As of December 31, 2015 and 2016, all Class B ordinary shares were held by the Chairman of the Company.

ADS Ratio Change

        Effective November 3, 2014, the Company changed its ADS to Class A ordinary share ratio from one ADS representing two Class A ordinary shares to five ADSs representing one Class A ordinary share. The computation of net earnings per ADS have been adjusted retroactively for all periods presented to reflect this change.

Exercise of stock options

        During the years ended December 31, 2014, 2015 and 2016, 1,883,977, 956,587 and 560,930 Class A ordinary shares were issued respectively as a result of exercises of share options by employees and a consultant.

Vesting of shares awards

        During the years ended December 31, 2014, 2015 and 2016, 988,723, 1,100,618 and 861,815 Class A ordinary shares were issued respectively as a result of vesting of shares awards granted to employees and consultants.